Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Grant and other income	$ 137,193	$ 276,869	$ 108,322
Total other income	$ 137,193	$ 276,869	$ 108,322